Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of related party transactions
	December 31,
	2018	2017

Long Term Loan (*)	948	973
Taldor	20	2
Shagrir	93	159
DBSI (see Note 12f(1))	(53)	(53)

(*)	On March 29, 2016, the Board of Directors approved to repay the capital note, which was issued by Shagrir Group to the Company in December 2015, in the amount of NIS 8,000. In addition, the Board of Directors also approved a motion to grant NIS 4,100 worth of equity to Shagrir Group and an additional NIS 3,100 of equity to Shagrir group for a future capital note to be issued in 5 years, as to be without any interest.

	Year ended December 31,
	2018	2017	2016

Management fees to DBSI (see note 12f(1))	180	180	180
Sales to related parties	79	254	106
Purchase from related parties	688	682	847